Tangible Fixed Assets (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Tangible fixed assets
Balance, at the beginning of the period		$ 2,286,430	$ 2,509,283
Additions		12,267	2,570
Depreciation expense		(40,999)	(43,734)
Impairment loss on vessels	$ (18,841)	(18,841)
Balance, at the end of the period	2,238,857	2,238,857	$ 2,464,098
Cost
Tangible fixed assets
Balance, at the beginning of the period		2,859,172
Additions		12,267
Fully amortized dry-docking component		(2,442)
Balance, at the end of the period	2,868,997	2,868,997
Accumulated depreciation and impairment
Tangible fixed assets
Balance, at the beginning of the period		(572,742)
Depreciation expense		(40,999)
Impairment loss on vessels		(18,841)
Fully amortized dry-docking component		2,442
Balance, at the end of the period	(630,140)	(630,140)
Vessels
Tangible fixed assets
Balance, at the beginning of the period		2,286,430
Balance, at the end of the period	2,236,138	2,236,138
Vessels | Cost
Tangible fixed assets
Balance, at the beginning of the period		2,859,172
Additions		9,548
Fully amortized dry-docking component		(2,442)
Balance, at the end of the period	2,866,278	2,866,278
Vessels | Accumulated depreciation and impairment
Tangible fixed assets
Balance, at the beginning of the period		(572,742)
Depreciation expense		(40,999)
Impairment loss on vessels		(18,841)
Fully amortized dry-docking component		2,442
Balance, at the end of the period	(630,140)	(630,140)
Other tangible assets
Tangible fixed assets
Balance, at the end of the period	2,719	2,719
Other tangible assets | Cost
Tangible fixed assets
Additions		2,719
Balance, at the end of the period	$ 2,719	$ 2,719